ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Dogness (International) Corporation (“Dogness” or the “Company”), is a company limited by shares established under the laws of the British Virgin Islands (“BVI”) on July 11, 2016 as a holding company. The Company, through its subsidiaries, is primarily engaged in the design, manufacturing and sales of various types of pet leashes, pet collars, pet harnesses, intelligent pet products, and retractable leashes with products being sold all over the world mainly through distributions by large retailers. Mr. Silong Chen, the Chairman of the Board and Chief Executive Officer (“CEO”) of the Company is the controlling shareholder (the “Controlling Shareholder”) of the Company by virtue of his ownership of 9,069,000 Class B common shares, which carry three votes per share and, in the aggregate have more than half of the voting power of all common shares.

Reorganization

A Reorganization of the legal structure was completed on January 9, 2017. The Reorganization involved the incorporation of Dogness, a BVI holding company; and Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”), a holding company established under the laws of the People’s Republic of China (“PRC”); and the transfer of Dogness (Hong Kong) Pet’s Products Co., Limited (“HK Dogness”), Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”), and Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”; collectively, the “Transferred Entities”) from the Controlling Shareholder to Dogness and Dongguan Dogness. Prior to the reorganization, the Transferred Entities’ equity interests were 100% controlled by the Controlling Shareholder. On November 24, 2016, the Controlling Shareholder transferred his 100% ownership interest in Dongguan Jiasheng to Dongguan Dogness, which is 100% owned by HK Dogness and considered a wholly foreign-owned entity (“WFOE”) in PRC. On January 9, 2017, the Controlling Shareholder transferred his 100% equity interests in HK Dogness and HK Jiasheng to Dogness. After the reorganization, Dogness ultimately owns 100% equity interests of the entities mentioned above.

Since the Company and its wholly-owned subsidiaries are effectively controlled by the same Controlling Shareholder before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 18, 2017, the Company completed its initial public offering (“IPO”) of 10,913,631 Class A common shares at a public offering price of $5.00 per share. The gross proceeds were approximately $54.6 million before deducting the placement agent’s commissions and other offering expenses, resulting in net proceeds of approximately $50.2 million. In connection with the offering, the Company’s Class A common shares began trading on the NASDAQ Global Market on December 20, 2017 under the symbol “DOGZ.”

In January 2018, the Company formed a Delaware limited liability company, Dogness Group LLC (“Dogness Group”), with its operation focusing primarily on pet product sales in the U.S. In February 2018, Dogness Overseas Ltd (“Dogness Overseas”) was established in the British Virgin Islands as a holding company. Dogness Overseas owns all of the interests in Dogness Group.

On March 16, 2018 (the “Acquisition Date”), the Company entered into a share purchase agreement to acquire 100% of the equity interests in Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”) from its original shareholder, Long Kai (Shenzhen) Industrial Co., Ltd (“Longkai”), for a total cash consideration of approximately RMB 71 million ($11.1 million) (the “Acquisition”). After the acquisition, Mejia became the Company’s wholly-owned subsidiary.

On July 6, 2018, Dogness Intelligence Technology Co., Ltd. (“Intelligence Guangzhou”) was incorporated under the laws of PRC in Guangzhou City of Guangdong Province in China with a total registered capital of RMB 80 million (approximately $12.6 million). One of the Company’s subsidiaries, Dongguan Jiasheng, owns 58% of Intelligence Guangzhou, with the remaining 42% ownership interest owned by two unrelated entities. Intelligence Guangzhou had immaterial operation since its inception and will conduct research and manufacturing of the Company’s fast-growing intelligent pet products in the future.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS (continued)

On February 5, 2019, Dogness Japan Co. Ltd. (“Dogness Japan”) was incorporated in Japan. The Company invested $142,000 for 51% ownership interest in Dogness Japan, with the remaining 49% owned by an unrelated individual. Due to the negative impact of COVID-19 and because no material revenue was generated since its inception, on November 28, 2020, the Board approved to the sale of the Company’s 51% ownership interest to the remaining shareholder of Dogness Japan for cash consideration of JPY3.2 million ($31,092). The disposition transaction was consummated on November 28, 2020. Immediate before the disposition, Dogness Japan’s total assets were $91,625, accounting for only 0.1% of the Company’s consolidated total assets; and total liabilities were approximately $32,144, accounting for only 0.2% of the Company’s consolidated total liabilities. Management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented. The Company recorded a gain of $5,104 from the disposition of Dogness Japan, as included in the unaudited consolidated financial statements for the six months ended December 31, 2020.

Dogness Pet Culture (Dongguan) Co., Ltd. (“Dogness Culture”) was incorporated on December 14, 2018 with registered capital of RMB 10 million (approximately $1.6 million). The capital was not paid and there were no active business operations. On January 15, 2020, the Company’s subsidiary, Dongguan Dogness, entered into an agreement with the original shareholder of Dogness Culture, who is related to Mr. Silong Chen, the Chief Executive Officer, by which Dongguan Dogness acquired 51.2% ownership interest of Dogness Culture for a nominal fee. The remaining equity interest of 48.8% was also transferred to other two third parties for a nominal fee. Dongguan Dogness thereafter contributed cash consideration of RMB 5.12 million (approximately $0.80 million) on April 16, 2020 along with other two shareholders’ capital contributions of RMB 4.88 million (approximately $0.77 million). Dogness Culture mainly focuses on developing and expanding pet food market and pet related service in China.